Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in) generated from operating activities	¥ (73,543)	$ (11,271)	¥ (228,041)	¥ (148,780)
Net cash used in investing activities	(109,312)	(16,752)	(346,660)	106,091
Net cash generated from (used in) financing activities	2,165,719	331,910	571,735	83,393
VIE and subsidiaries of the VIE
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in) generated from operating activities	158,563	24,301	(4,993)	(44,153)
Net cash used in investing activities	(9,795)	(1,501)	(56,052)	(7,908)
Net cash generated from (used in) financing activities	¥ (30,880)	$ (4,733)	¥ 34,540	¥ 79,261